Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

(a)	COVID-19 Pandemic

Since February 2020, the Group has experienced reductions and cancellations of orders due to effects of the COVID-19 pandemic has on the demand from certain of the Group’s customers. The Group expects this negative effect on global business activities will continue to have pressure on the Group’s sales as the pandemic environment persists and perhaps even post the pandemic. In addition, since the Group’s operations span over the countries of the United States, India, China and South Korea, international and intra-country travel restrictions will continue to hamper our operations and have negative effects including delays and uncertainties on the Group’s supply chain delivery schedules and the Group’s abilities to secure financing for the Group’s working capital needs. The Group expects the impacts of COVID-19 to have an adverse effect on the business, financial condition and results of operations. As the assessable risks due to COVID-19 change in the countries of India and China, our operations can be affected, including the restrictions from accessing office facilities and limitations on domestic travels which can hamper the Group’s ability to efficiently manage the manufacturing of products since the Group’s contracted factories are located over various cities in China.

As the Group’s sales have been negatively impacted by the pandemic in 2020, the Group cut back the operational costs by reduction of approximately 20% of the workforce in India and 40% of headcount in China. The Group constantly evaluates the financial position according to changes in the international business environment and depending on forecast of orders from customers in the near future, the Group may further reduce staffing as necessary.

The extent to which COVID-19 impacts the business and financial results of the Group in the longer term will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others. The Group will continue to evaluate the impact on the results of operation, financial position and cash flows of the Group and react actively as the situation evolves.

(b)	Debt Restructure of loans from PFG

The Group has entered into agreements dated December 14, 2020 with PFG and LMFA Financing LLC (“LMFA”), a Florida limited liability company and wholly owned subsidiary of LM Funding America, Inc. (Nasdaq: LMFA), in which LMFA will purchase approximately $18 million of debt in tranches. As of February 10, 2021, LMFA has completed the purchase of $17.87 million of principal, accrued interest and applicable fees (the “Debt”), converted into and sold all 22.73 million shares of the Group’s ordinary shares. With the Company settling another $1.27 million of Debt directly with PFG through the issuance of 1.51 million shares on February 17, 2021 which PFG has subsequently sold, the Group’s defaulted Debts with PFG totaling $19.14 million have been eliminated.

(c)	Other Subsequent Events

The Group has signed agreements with institutional and individual investors on February 25, 2021 and on April 14, 2021 for sale of $23 million in convertible notes. The notes are due in two years, have an annual interest rate of 8%, convertible into ordinary shares of Borqs at 10% discount from the market price and has 90% warrant coverage with the warrants exercisable at 110% of the conversion price. One-third of the notes are sold at the execution of definitive agreements and two-thirds of the notes will be sold upon the satisfaction of certain conditions, including effectiveness of a registration statement on Form F-1 to be filed by the Group. Proceeds will be used for the procurement of orders the Group expects to receive from its customers this year and also for development of the next generation 5G products.

One of the nominee shareholders of Big Cloud Network denied his entrustment relationship with the Group and claimed his rights and interests proceeds of the disposal of Yuantel. Although there were agreements between the Group and the nominee shareholder, there was no direct evidence to show the entrustment relationship between both parties, which may not be supported by the existing PRC laws and regulation. As a result, the Group assessed that a probable loss could be incurred. The Group estimated a loss and recorded a contingent liability as of December 31, 2020. The Group will continue to evaluate the impact on the results of operation, financial position and cash flows of the Group and react actively as the situation evolves.